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              WELLS FARGO LEADERS OUTLOOK (SERIES I, IR AND II)
                           SEPARATE ACCOUNT SEVEN
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-101955

       SUPPLEMENT DATED MAY 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

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                SUPPLEMENT DATED MAY 1, 2006 TO YOUR PROSPECTUS

The information for the following funds that appears in the table under "The Funds" section of your prospectus is deleted and replaced with the following language:

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION    Wells Fargo Funds Management, LLC.,         Long-term total return, consistent with
   FUND SUB-ACCOUNT which purchases          sub-advised by Wells Capital Management     reasonable risk
   shares of the Wells Fargo Advantage VT    Incorporated
   Asset Allocation Fund of Wells Fargo
   Variable Trust Funds
WELLS FARGO ADVANTAGE VT C&B LARGE CAP       Wells Fargo Funds Management, LLC,          Maximize long-term total return,
   VALUE FUND SUB-ACCOUNT which purchases    sub-advised by Cooke & Bieler, L.P.         consistent with minimizing risk of
   shares of the Wells Fargo Advantage VT                                                principal
   C&B Large Cap Value Fund of Wells
   Fargo Variable Trust Funds
WELLS FARGO ADVANTAGE VT DISCOVERY FUND      Wells Fargo Funds Management, LLC,          Long-term capital appreciation
   SUB-ACCOUNT which purchases shares of     sub-advised by Wells Capital Management
   the Wells Fargo Advantage VT Discovery    Incorporated
   Fund of Wells Fargo Variable Trust
   Funds
WELLS FARGO ADVANTAGE VT EQUITY INCOME       Wells Fargo Funds Management, LLC,          Long-term capital appreciation and
   FUND SUB-ACCOUNT which purchases          sub-advised by Wells Capital Management     above-average dividend income
   shares of the Wells Fargo Advantage VT    Incorporated
   Equity Income Fund of Wells Fargo
   Variable Trust Funds
WELLS FARGO ADVANTAGE VT INTERNATIONAL       Wells Fargo Funds Management, LLC,          Long-term capital appreciation
   CORE FUND SUB-ACCOUNT which purchases     sub-advised by New Star International
   shares of the Wells Fargo Advantage VT    Managers Limited
   International Core Fund of Wells Fargo
   Variable Trust Funds
WELLS FARGO ADVANTAGE VT LARGE COMPANY       Wells Fargo Funds Management, LLC,          Total return comprised of long-term
   CORE FUND SUB-ACCOUNT which purchases     sub-advised by Matrix Asset Advisors,       capital appreciation and current income
   shares of the Wells Fargo Advantage VT    Inc.
   Large Company Core Fund of Wells Fargo
   Variable Trust Funds
WELLS FARGO ADVANTAGE VT LARGE COMPANY       Wells Fargo Funds Management, LLC,          Long-term capital appreciation
   GROWTH FUND SUB-ACCOUNT which             sub-advised by Peregrine Capital
   purchases shares of the Wells Fargo       Management, Inc., a wholly owned
   Advantage VT Large Company Growth Fund    subsidiary of Wells Fargo Bank
   of Wells Fargo Variable Trust Funds
WELLS FARGO ADVANTAGE VT MONEY MARKET        Wells Fargo Funds Management, LLC,          Current income, while preserving capital
   FUND SUB-ACCOUNT which purchases          sub-advised by Wells Capital Management     and liquidity
   shares of the Wells Fargo Advantage VT    Incorporated
   Money Market Fund of Wells Fargo
   Variable Trust Funds
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND    Wells Fargo Funds Management, LLC,          Long-term capital appreciation
   SUB-ACCOUNT which purchases shares of     sub-advised by Wells Capital Management
   the Wells Fargo Advantage VT              Incorporated
   Opportunity Fund of Wells Fargo
   Variable Trust Funds
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH    Wells Fargo Funds Management, LLC,          Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases          sub-advised by Wells Capital Management
   shares of the Wells Fargo Advantage VT    Incorporated
   Small Cap Growth Fund of Wells Fargo
   Variable Trust Funds



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
WELLS FARGO ADVANTAGE VT SMALL/MID CAP       Wells Fargo Funds Management, LLC,          Long-term capital appreciation
   VALUE FUND SUB-ACCOUNT (formerly Wells    sub-advised by Wells Capital Management
   Fargo Multi Cap Value Fund                Incorporated
   Sub-Account) which purchases shares of
   the Wells Fargo Advantage VT Small/Mid
   Cap Value Fund of Wells Fargo Variable
   Trust Funds
WELLS FARGO ADVANTAGE VT TOTAL RETURN        Wells Fargo Funds Management, LLC,          Total return consisting of income and
   BOND FUND SUB-ACCOUNT which purchases     sub-advised by Wells Capital Management     capital appreciation
   shares of the Wells Fargo Advantage VT    Incorporated
   Total Return Bond Fund of Wells Fargo
   Variable Trust Funds

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5971